Note Receivable - Related Party (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating loss carryforwards			$ 43,000,000	$ 33,000,000
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Proceeds from beneficial owner			73,579
Interest Receivable				115,937
Accrued interest			54,150	0
Interest income	$ 318,633	$ 386,475	233,910	0
Operating loss carryforwards			533,000	12,000
Farkas Group Inc [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Proceeds from beneficial owner				$ 73,579
Default Interest Rate				3.00%
Interest Receivable			0	$ 9,796
Interest income			895	$ 1,556
Related Party [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Default Interest Rate				8.00%
Interest Receivable	$ 264,435	$ 264,435	54,198
Loan payable			2,585,000
Notes receivable			$ 2,582,675	$ 72,191